SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Apr. 14, 2020 shares	Oct. 10, 2018 USD ($) $ / shares	Jun. 14, 2018 USD ($) $ / shares shares	Mar. 16, 2020 $ / shares shares	May 25, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 ₪ / shares	May 25, 2018 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted | $ / shares						$ 7.15	$ 1.73	$ 1.56
Unrecognized share-based compensation expense						$ 11,236
Unrecognized compensation cost, recognition period						3 years 4 months 24 days
Ordinary shares, par value | ₪ / shares									₪ 0.01	₪ 0.01
Ordinary shares, shares authorized | shares						200,000,000	200,000,000
Proceeds from warrant exercised						$ 18,325
Equity investment						12,000
Deferred participation of BMS in R&D expenses						$ 4,121
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance | shares						600,000
Ordinary shares available for issuance | shares						600,000
Offering period						five months
Percentage of use of base salary to purchase ordinary shares						15.00%
Aggregate limit of ordinary shares per calendar year | $ / shares						$ 40
Percentage of fair market value of ordinary shares at time of offering						85.00%
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of exercised options						$ 21,610	979	$ 1,521
2000 and 2010 Share Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance | shares						12,395,152
Ordinary shares available for issuance | shares						2,366,351
Vesting period						4 years
Award expiration period						10 years
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares authorized | shares						3,866,139
Warrants purchase to ordinary shares remain outstanding | shares						387,026
Proceeds from warrant exercised						$ 18,325
At The Market Offering Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value | ₪ / shares											₪ 0.01
Proceeds from issuance of common stock					$ 25,000		$ 22,914
Issuance of shares, net, shares | shares							7,245,268
Issuance expenses							$ 781
Agreement [Member] | Registered direct offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Offering price per share | $ / shares			$ 3.95
Proceeds from issuance of common stock			$ 19,767
Ordinary shares, shares authorized | shares			5,316,457
Warrants purchase to ordinary shares | shares			4,253,165
Exercise price of warrants | $ / shares			$ 4.74
Expiration period of warrants			5 years
Issuance expenses			$ 1,233
Master Clinical Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Offering price per share | $ / shares		$ 4.95
Proceeds from issuance of common stock		$ 2,424,243
Equity investment		$ 12,000
Percentage of closing price		33.00%
Collaborative Arrangements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of common stock						7,788
Issuance expenses						$ 91
SVB Leerink LLC and Stifel, Nicolaus & Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Offering price per share | $ / shares				$ 9.00
Issuance of shares, net, shares | shares				8,333,334		8,816,339
Issuance expenses						$ 5,200
Proceeds from ordinary shares in offering						$ 74,147
SVB Leerink LLC and Stifel, Nicolaus & Company [Member] | Underwriters [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Offering price per share | $ / shares				$ 8.46
Issuance of shares, net, shares | shares	483,005